Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	SQL Technologies Corp.
Entity Central Index Key	0001598981
Document Type	POS AM
Trading Symbol	SAFE
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 relates to the Registrant’s Registration Statement on Form S-1 (File No. 333-208959) initially filed by the Registrant on January 11, 2016 and declared effective by the U.S. Securities and Exchange Commission (“SEC”) on January 20, 2016, as amended by Post-Effective Amendment No. 1 to the Registration Statement on July 20, 201 (the or this “Registration Statement”). This Post-Effective Amendment No. 2 to the Registration Statement is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement to include the financial statements and other material information concerning the Registrant contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2016, that was filed with the SEC on March 31, 2017 and the Company’s Quarterly Report on Form 10-Q for the period ending June 30, 2016, that was filed with the SEC on August 14, 2017.

The information included in this filing updates and supplements the Registration Statement and the Prospectus contained therein.

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the Registration Statement filed with the Securities and Exchange Commission of which this prospectus is a part becomes effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company